Corporate information (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Subsidiaries
The Company’s major subsidiaries as at December 31, 2021 and 2022 are set out below. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of incorporation and kind of legal entity	Date of incorporation/ establishment	Ownership interest held by the Group		Principal activities
			2022	2021
Kuaidian Power Beijing	Beijing, China Limited liability company	August 20, 2019	100%	100%	Online EV charging solutions, innovative and other businesses
Beijing Chezhubang	Beijing, China Limited liability company	July 18, 2018	100%	100%	Online EV charging solutions
Zhidian Youtong	Shandong, China Limited liability company	September 27, 2020	100%	100%	Offline EV charging solutions
Anji Zhidian	Zhejiang, China Limited liability company	December 24, 2021	100%	100%	Online EV charging Solutions
Qingdao Intelligent Electronics	Qingdao, China Limited liability company	June 9, 2022	100%	100%	Offline EV charging Solutions
QHM New Energy	Shandong, China Limited liability company	April 26, 2021	100%	100%	Offline EV charging solutions
Cosmo Light	Beijing, China Limited liability company	February 22, 2021	100%	100%	Online EV charging solutions